Stock-Based Compensation - Schedule of Restricted Stock Unit Programs Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity Classified RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	985,278	1,263,709
Granted	356,422	363,053
Dividend equivalents	1,633	1,678
Redeemed	(495,627)	(643,162)
Number of options outstanding, Ending Balance	847,706	985,278
Liability Classified RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	46,052	60,238
Granted	15,922	18,050
Dividend equivalents	1,094	1,132
Forfeitures		(820)
Redeemed	(28,236)	(32,548)
Number of options outstanding, Ending Balance	34,832	46,052
Liability/Equity Classified DSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	303,261	254,894
Granted	43,955	44,272
Dividend equivalents	5,468	4,095
Number of options outstanding, Ending Balance	352,684	303,261
Release of Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	1,334,591	1,578,841
Granted	416,299	425,375
Dividend equivalents	8,195	6,905
Forfeitures		(820)
Redeemed	(523,863)	(675,710)
Number of options outstanding, Ending Balance	1,235,222	1,334,591